Fair Value Considerations (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
LIABILITIES
Warrant derivative liability	$ 3,300,213		$ 275,992
Contingent consideration	7,726,698	7,386,782	3,869,122
Fair Value Measurements Using [Member]
ASSETS
Investment in Acerus			1,041,000
LIABILITIES
Warrant derivative liability	3,300,000		276,000
Contingent consideration	8,013,000	7,648,000	3,869,000
Level 1 [Member] | Fair Value Measurements Using [Member]
ASSETS
Investment in Acerus			1,041,000
LIABILITIES
Warrant derivative liability
Contingent consideration
Level 2 [Member] | Fair Value Measurements Using [Member]
ASSETS
Investment in Acerus
LIABILITIES
Warrant derivative liability
Contingent consideration
Level 3 [Member | Fair Value Measurements Using [Member]
ASSETS
Investment in Acerus
LIABILITIES
Warrant derivative liability	3,300,000		276,000
Contingent consideration	$ 8,013,000	$ 7,648,000	$ 3,869,000